Statement of Operations (USD $)	12 Months Ended		149 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Revenue	$ 0	$ 0	$ 0
Operating Expenses
Depreciation	0	0	5,540
Foreign exchange loss	59,198	41,050	75,767
General and administrative	713,313	395,371	10,578,078
Impairment of mineral property costs	0	0	2,759,130
Impairment of property and equipment	0	0	10,811
Mineral exploration costs	478,025	405,394	5,808,892
Total Operating Expenses	1,250,536	841,815	19,238,218
Operating Loss	(1,250,536)	(841,815)	(19,238,218)
Other Income (Expense)
Accretion of discounts on convertible debt	0	0	(799,963)
Debt conversion expense	0	0	(2,010,076)
Gain on change in fair values of derivative liabilities	657,267	7,024	1,097,006
Loss on settlement of related party debt	0	0	(2,871)
Impairment of investment securities	0	0	(459,817)
Interest expense	(30,009)	(17,490)	(386,243)
Loss on extinguishment of debt	0	0	(252,454)
Loss on sale of investment securities	0	0	(411,430)
Write-off of accounts payable	25,433	0	28,453
Total Other Income (Expense)	652,691	(10,466)	(3,197,395)
Net Loss	$ (597,845)	$ (852,281)	$ (22,435,613)
Net Loss Per Share, Basic and Diluted	$ (0.01)	$ (0.01)
Weighted Average Shares Outstanding	68,423,000	62,393,000